FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 28, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 15. FAIR VALUE MEASUREMENTS

Recurring Fair Value Measurements

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 28, 2013:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$17.7	$7.6	$10.1	$–
Short-term investments	114.5	–	114.5	–
Derivative assets	3.2	.1	3.1	–
Liabilities
Derivative liabilities	$4.7	$–	$4.7	$–

        The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 29, 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Trading securities	$18.6	$9.3	$9.3	$–
Derivative assets	10.0	–	10.0	–
Liabilities
Derivative liabilities	$3.8	$1.0	$2.8	$–

        Trading securities include fixed income securities (primarily U.S. government and corporate debt securities) measured at fair value using quoted prices/bids and a money market fund measured at fair value using net asset value. As of December 28, 2013, trading securities of $.3 million and $17.4 million were included in "Cash and cash equivalents" and "Other current assets," respectively, in the Consolidated Balance Sheets. As of December 29, 2012, trading securities of $.9 million and $17.7 million were included in "Cash and cash equivalents" and "Other current assets," respectively, in the Consolidated Balance Sheets. Short-term investments are comprised of commercial paper and are measured at fair value using broker quoted prices. As of December 28, 2013, short-term investments were included in "Cash and cash equivalents." Derivatives that are exchange-traded are measured at fair value using quoted market prices and are classified within Level 1 of the valuation hierarchy. Derivatives measured based on inputs that are readily available in public markets are classified within Level 2 of the valuation hierarchy.

Non-recurring Fair Value Measurements

        During 2013, long-lived assets with carrying amounts totaling $8.3 million were written down to their fair value of $4.8 million, resulting in an impairment charge of $3.5 million, which was included in "Other expense, net" in the Consolidated Statements of Income. The fair value was based on the sale price of the assets, less estimated broker fees, which are primarily Level 3 inputs.

        Long-lived assets with carrying amounts totaling $4.4 million were written down to their fair value of $1.3 million, resulting in an impairment charge of $3.1 million during 2011, which was included in "Other expense, net" in the Consolidated Statements of Income. Of the $1.3 million, $1.1 million was primarily based on Level 2 inputs and $.2 million was primarily based on Level 3 inputs. These assets were in both reportable segments and other specialty converting businesses.